License Agreement (Details) $ in Millions		3 Months Ended
	Mar. 22, 2022 USD ($) payment shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares
License Agreement
Number of shares transferred | shares	2,702,083
Series A-1 convertible preferred shares authorized | shares			125,000
Agreement with Pfizer
License Agreement
Amount of cash transferred | $	$ 5.0
Number of shares transferred | shares	25,000
Percentage of interest	20.00%
Value allocated to in-process research and development | $	$ 7.5
Number of development and regulatory milestone payments | payment	12
Maximum amount of development and regulatory milestone payments | $	$ 70.0
Maximum amount of sales milestone payments | $	$ 525.0
Maximum annual earned royalty at a marginal royalty rate	20.00%
Percentage of anti-dilution provisions to be maintained	18.00%	18.00%
Series A-1 convertible preferred shares authorized | shares		267,939